Pension Benefits Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,264	$ 1,199
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Non-current Liabilities	(1,002)	(952)
U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	69	80
Interest Cost	2	2	3
Defined Benefit Plan, Actuarial (Gain) Loss	2	(2)
Defined Benefit Plan, Benefits Paid	(13)	(11)
Defined Benefit Plan, Benefit Obligation	60	69	80
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Delphi Contributions	13	11
Defined Benefit Plan, Benefits Paid	(13)	(11)
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Defined Benefit Plan, Underfunded Status	(60)	(69)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(9)	(12)
Pension and Other Postretirement Defined Benefit Plans, Non-current Liabilities	(51)	(57)
Pension and Other Postretirement Defined Benefit Plans, Total Liabilities	(60)	(69)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	13	11
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	13	11
Non-U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation	2,105	1,972
Service Cost	57	53	44
Interest Cost	94	85	84
Defined Benefit Plan, Actuarial (Gain) Loss	255	39
Defined Benefit Plan, Benefits Paid	(100)	(86)
Defined Benefit Plan, Impacts of curtailments	2	(5)
Defined Benefit Plan, Exchange rate movements	(175)	47
Defined Benefit Plan, Benefit Obligation	2,238	2,105	1,972
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	1,199	1,109
Defined Benefit Plan, Actual Return on Plan Assets	156	56
Defined Benefit Plan, Delphi Contributions	97	98
Defined Benefit Plan, Benefits Paid	(100)	(86)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(88)	22
Defined Benefit Plan, Fair Value of Plan Assets	1,264	1,199	1,109
Defined Benefit Plan, Underfunded Status	(974)	(906)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(19)	(14)
Pension and Other Postretirement Defined Benefit Plans, Non-current Liabilities	(955)	(892)
Pension and Other Postretirement Defined Benefit Plans, Total Liabilities	(974)	(906)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	409	278
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0	1
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 409	$ 279